PENSION AND EMPLOYEE FUTURE BENEFITS - Summary of Composition of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [abstract]
Cash and cash equivalents	2.00%	2.00%
Equity securities	52.00%	47.00%
Debt securities	46.00%	51.00%
Total	100.00%	100.00%